Goodwill, Intangible Assets and Acquisitions - Changes in the Group's Goodwill (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 120,151	$ 120,151	$ 130,405	$ 61,712
Currency translation adjustment		(2,384)	(10,254)	2,914
Balance at the end of the year		$ 166,436	120,151	130,405
Number of reporting units | item		2
Impairment charge of goodwill recognized	0	$ 0
Wuta application
Changes in the Group's goodwill by segment
Acquisition				51,034
E-sports team
Changes in the Group's goodwill by segment
Acquisition				14,745
Xi'an Yunrui Network Technology Co Ltd
Changes in the Group's goodwill by segment
Acquisition		48,669
Advertising and marketing revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	77,161	77,161	83,746	30,899
Currency translation adjustment		(2,331)	(6,585)	1,813
Balance at the end of the year		74,830	77,161	83,746
Advertising and marketing revenues | Wuta application
Changes in the Group's goodwill by segment
Acquisition				51,034
Advertising and marketing revenues | E-sports team
Changes in the Group's goodwill by segment
Acquisition				0
Advertising and marketing revenues | Xi'an Yunrui Network Technology Co Ltd
Changes in the Group's goodwill by segment
Acquisition		0
Value-added services revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 42,990	42,990	46,659	30,813
Currency translation adjustment		(53)	(3,669)	1,101
Balance at the end of the year		91,606	$ 42,990	46,659
Value-added services revenues | Wuta application
Changes in the Group's goodwill by segment
Acquisition				0
Value-added services revenues | E-sports team
Changes in the Group's goodwill by segment
Acquisition				$ 14,745
Value-added services revenues | Xi'an Yunrui Network Technology Co Ltd
Changes in the Group's goodwill by segment
Acquisition		$ 48,669